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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number                   811-08850
                                   ---------------------------------------------

                                ICAP Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-576-7000
                                                    ----------------------------

Date of fiscal year end:     December 31
                          ------------------------------------------------------

Date of reporting period:  September 30, 2006
                          ------------------------------------------------------




Item 1.  Schedule of Investments.

The schedule of investments for the period ended September 30, 2006 is filed herewith.

      MAINSTAY ICAP EQUITY
      PORTFOLIO OF INVESTMENTS                      September 30, 2006 unaudited


                                                                                              SHARES                  VALUE
      ----------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (99.2%)                                    +
      ----------------------------------------------------------------------------------------------------------------------------
      CONSUMER DISCRETIONARY (7.7%)
      InterContinental Hotels Group PLC, ADR                   (a)                            516,200          $        9,105,768
*     McDonald's Corp.                                                                        840,150                  32,866,668
      NIKE, Inc. Class B                                                                      119,600                  10,479,352
      Target Corp.                                                                            253,250                  13,992,062
      Viacom, Inc. Class B                                     (b)                            114,350                   4,251,533
                                                                                                               -------------------
                                                                                                                       70,695,383
                                                                                                               -------------------

      CONSUMER STAPLES (9.4%)
*     Altria Group, Inc.                                                                      398,750                  30,524,312
      PepsiCo, Inc.                                                                           400,400                  26,130,104
*     Wal-Mart Stores, Inc.                                                                   610,100                  30,090,132
                                                                                                               -------------------
                                                                                                                       86,744,548
                                                                                                               -------------------

      ENERGY (11.1%)
*     ExxonMobil Corp.                                                                        650,200                  43,628,420
      Halliburton Co.                                                                         383,200                  10,902,040
      Hess Corp.                                                                              311,150                  12,887,833
      Occidental Petroleum Corp.                                                              337,400                  16,232,314
      Total S.A., Sponsored ADR                                (a)                            289,100                  19,063,254
                                                                                                               -------------------
                                                                                                                      102,713,861
                                                                                                               -------------------

      FINANCIALS (27.2%)
*     American International Group, Inc.                                                      459,350                  30,436,531
      Aon Corp.                                                                               377,491                  12,785,620
*     Bank of America Corp.                                                                   841,800                  45,095,226
*     Citigroup, Inc.                                                                         852,886                  42,362,848
      Goldman Sachs Group, Inc. (The)                                                         115,450                  19,530,676
*     JPMorgan Chase & Co.                                                                    661,650                  31,071,084
      Morgan Stanley                                                                          278,539                  20,308,278
      St. Paul Travelers Cos., Inc. (The)                                                     416,280                  19,519,369
      Wells Fargo & Co.                                                                       814,000                  29,450,520
                                                                                                               -------------------
                                                                                                                      250,560,152
                                                                                                               -------------------

      HEALTH CARE (8.7%)
      Baxter International, Inc.                                                              579,550                  26,346,343
      Bristol-Myers Squibb Co.                                                                630,200                  15,704,584
      MedImmune, Inc.                                          (b)                            300,500                   8,777,605
      Novartis AG, ADR                                         (a)                            497,850                  29,094,354
                                                                                                               -------------------
                                                                                                                       79,922,886
                                                                                                               -------------------

      INDUSTRIALS (9.7%)
      CSX Corp.                                                                               389,800                  12,797,134
*     General Electric Co.                                                                    836,100                  29,514,330
      Honeywell International, Inc.                                                           634,600                  25,955,140
      Norfolk Southern Corp.                                                                  269,450                  11,869,272
      Textron, Inc.                                                                           108,900                   9,528,750
                                                                                                               -------------------
                                                                                                                       89,664,626
                                                                                                               -------------------

      INFORMATION TECHNOLOGY (7.5%)
      Agilent Technologies, Inc.                               (b)                            289,900                   9,476,831
      Hewlett-Packard Co.                                                                     472,450                  17,334,190
      International Business Machines Corp.                                                   234,150                  19,186,251
      Microchip Technology, Inc.                                                              173,080                   5,611,254
      Motorola, Inc.                                                                          724,000                  18,100,000
                                                                                                               -------------------
                                                                                                                       69,708,526
                                                                                                               -------------------

      MATERIALS (4.7%)
      Imperial Chemical Industries PLC, Sponsored ADR          (a)                            325,600                   9,745,208
      International Paper Co.                                                                 450,350                  15,595,621
      Rio Tinto PLC, Sponsored ADR                             (a)                             49,150                   9,320,315
      Temple-Inland, Inc.                                                                     214,550                   8,603,455
                                                                                                               -------------------
                                                                                                                       43,264,599
                                                                                                               -------------------

      TELECOMMUNICATION SERVICES (5.9%)
*     BellSouth Corp.                                                                         809,050                  34,586,888
      Sprint Nextel Corp.                                                                   1,139,900                  19,549,285
                                                                                                               -------------------
                                                                                                                       54,136,173
                                                                                                               -------------------

      UTILITIES (7.3%)
      Dominion Resources, Inc.                                                                302,950                  23,172,646
      Entergy Corp.                                                                           306,450                  23,973,584
      Exelon Corp.                                                                            339,650                  20,562,411
                                                                                                               -------------------
                                                                                                                       67,708,641
                                                                                                               -------------------


      Total Investments
         (Cost $737,327,083)                                   (c)                               99.2%                915,119,395(d)

      Cash and Other Assets,
         Less Liabilities                                                                         0.8                   7,584,232
                                                                                      ---------------          -------------------

      Net Assets                                                                                100.0%               $922,703,627
                                                                                      ===============          ===================

+     Percentages indicated are based on Fund net assets.
* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)   ADR - American Depositary Receipt.
(b)   Non-income producing security.
(c)   The cost for federal income tax purposes is $737,839,564.
(d) At September 30, 2006 net unrealized appreciation was $177,279,831, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $185,347,548 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,067,717.

      MAINSTAY ICAP INTERNATIONAL FUND
      PORTFOLIO OF INVESTMENTS                      September 30, 2006 unaudited


                                                                                              SHARES                  VALUE
      ----------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (98.2%)                                    +
      ----------------------------------------------------------------------------------------------------------------------------
      CONSUMER DISCRETIONARY (15.2%)
      British Sky Broadcasting Group PLC                                                    1,188,600          $       12,151,095
*     InterContinental Hotels Group PLC                                                     1,170,599                  20,504,018
*     Koninklijke Philips Electronics N.V. (NY shares)         (a)                            476,816                  16,693,328
*     Toyota Motor Corp., Sponsored ADR                        (a)                            168,100                  18,306,090
*     Vivendi S.A.                                                                            486,400                  17,535,042
                                                                                                               -------------------
                                                                                                                       85,189,573
                                                                                                               -------------------

      CONSUMER STAPLES (7.7%)
      Diageo PLC                                                                              780,350                  13,785,368
*     Nestle S.A., Sponsored ADR                               (a)                            205,650                  17,876,188
      SABMiller PLC                                                                           634,000                  11,846,958
                                                                                                               -------------------
                                                                                                                       43,508,514
                                                                                                               -------------------

      ENERGY (8.6%)
      BP PLC, Sponsored ADR                                    (a)                            198,800                  13,037,304
      Statoil ASA                                                                             416,600                   9,845,946
*     Total S.A., Sponsored ADR                                (a)                            388,450                  25,614,393
                                                                                                               -------------------
                                                                                                                       48,497,643
                                                                                                               -------------------

      FINANCIALS (31.7%)
*     Allianz AG                                                                              115,750                  20,032,096
*     Barclays PLC                                                                          1,330,500                  16,790,430
      Credit Suisse Group, Sponsored ADR                       (a)                            285,100                  16,521,545
      Groupe Bruxelles Lambert S.A.                                                            45,350                   4,839,136
      ING Groep N.V., Sponsored ADR                            (a)                            310,400                  13,651,392
      Investor AB-Class B                                                                     344,900                   7,177,425
      Jardine Matheson Holdings, Ltd.                                                         568,300                  10,399,890
      Mitsubishi Estate Co., Ltd.                                                             278,600                   6,084,978
      Mitsui Fudosan Co., Ltd.                                                                437,700                   9,948,990
*     Mizuho Financial Group, Inc.                                                              2,789                  21,627,293
      Nomura Holdings, Inc., ADR                               (a)                            476,600                   8,378,628
      Sanpaolo IMI S.p.A                                                                      625,900                  13,214,647
      UBS AG (NYSE global shares)                                                             275,650                  16,348,801
      UniCredito Italiano S.p.A                                                             1,598,000                  13,262,421
                                                                                                               -------------------
                                                                                                                      178,277,672
                                                                                                               -------------------

      HEALTH CARE (8.2%)
      AstraZeneca PLC, Sponsored ADR                           (a)                            159,050                   9,940,625
      Daiichi Sankyo Co., Ltd.                                                                352,500                   9,996,825
*     Novartis AG, ADR                                         (a)                            447,950                  26,178,198
                                                                                                               -------------------
                                                                                                                       46,115,648
                                                                                                               -------------------

      INDUSTRIALS (13.2%)
      Atlas Copco AB Class B                                                                  163,000                   4,081,589
      Central Japan Railway Co.                                                                 1,096                  11,690,667
      Fanuc, Ltd.                                                                             105,600                   8,242,387
      Mitsubishi Corp., Sponsored ADR                          (a)                            296,000                  11,131,494
      Siemens AG, Sponsored ADR                                (a)                            160,250                  13,957,775
      TNT N.V.                                                                                345,450                  13,102,012
      Vinci S.A.                                                                              107,900                  12,013,024
                                                                                                               -------------------
                                                                                                                       74,218,948
                                                                                                               -------------------

      INFORMATION TECHNOLOGY (3.4%)
      Canon, Inc., Sponsored ADR                               (a)                            113,175                   5,917,921
      Hoya Corp.                                                                              198,700                   7,485,418
      Nokia Oyj, Sponsored ADR                                 (a)                            294,100                   5,790,829
                                                                                                               -------------------
                                                                                                                       19,194,168
                                                                                                               -------------------

      MATERIALS (3.9%)
      Imperial Chemical Industries PLC                                                      1,785,900                  13,283,364
      Rio Tinto PLC                                                                           181,600                   8,592,274
                                                                                                               -------------------
                                                                                                                       21,875,638
                                                                                                               -------------------

      TELECOMMUNICATION SERVICES (1.4%)
      StarHub, Ltd.                                                                         5,468,300                   7,746,687
                                                                                                               -------------------

      UTILITIES (4.9%)
      Drax Group PLC                                           (b)                            350,900                   5,476,158
      E.ON AG, Sponsored ADR                                   (a)                            248,250                   9,848,078
      EDP - Energias de Portugal S.A.                                                       2,850,850                  12,363,370
                                                                                                               -------------------
                                                                                                                       27,687,606
                                                                                                               -------------------


      Total Investments
         (Cost $497,966,166)                                   (c)                               98.2%                552,312,097(d)

      Cash and Other Assets,
         Less Liabilities                                                                         1.8                  10,387,835
                                                                                      ----------------         -------------------

      Net Assets                                                                                100.0%               $562,699,932
                                                                                      ===============          ===================

+     Percentages indicated are based on Fund net assets.
* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)   ADR - American Depositary Receipt.
(b)   Non-income producing security.
(C)   The cost for federal income tax purposes is $498,152,571.
(d) At September 30, 2006 net unrealized appreciation was $54,159,526, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $58,366,978 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,207,452.

      As of September 30, 2006, the Fund held the following foreign currencies:

                                                            CURRENCY                       COST                      MARKET VALUE
                                                            --------                       ----                      ------------



      Euro                                   E             4,248,302  $               5,392,107      $                  5,387,060
      Swedish Krona                          kr            4,013,212                    547,505                           547,643
                                                                      -------------------------    -------------------------------
                                                                      $               5,939,612      $                  5,934,703
                                                                                      =========                         =========

      MAINSTAY ICAP SELECT EQUITY FUND
      PORTFOLIO OF INVESTMENTS                      September 30, 2006 unaudited

                                                                                              SHARES                  VALUE
      ----------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (97.5%)                                    +
      ----------------------------------------------------------------------------------------------------------------------------
      CONSUMER DISCRETIONARY (8.5%)
      InterContinental Hotels Group PLC, ADR                   (a)                          1,675,300          $       29,552,292
*     McDonald's Corp.                                                                      1,558,700                  60,976,344
      Target Corp.                                                                            394,950                  21,820,987
                                                                                                               -------------------
                                                                                                                      112,349,623
                                                                                                               -------------------

      CONSUMER STAPLES (9.1%)
*     Altria Group, Inc.                                                                      800,450                  61,274,447
      Wal-Mart Stores, Inc.                                                                 1,214,300                  59,889,276
                                                                                                               -------------------
                                                                                                                      121,163,723
                                                                                                               -------------------

      ENERGY (11.3%)
*     ExxonMobil Corp.                                                                        964,300                  64,704,530
      Halliburton Co.                                                                         737,400                  20,979,030
      Hess Corp.                                                                              888,700                  36,809,954
      Total S.A., Sponsored ADR                                (a)                            413,900                  27,292,566
                                                                                                               -------------------
                                                                                                                      149,786,080
                                                                                                               -------------------

      FINANCIALS (27.1%)
*     American International Group, Inc.                                                      957,650                  63,453,889
      Aon Corp.                                                                             1,224,850                  41,485,669
*     Bank of America Corp.                                                                 1,197,331                  64,141,022
*     Citigroup, Inc.                                                                       1,270,450                  63,103,252
*     JPMorgan Chase & Co.                                                                  1,355,300                  63,644,888
*     St. Paul Travelers Cos., Inc. (The)                                                   1,362,162                  63,871,776
                                                                                                               -------------------
                                                                                                                      359,700,496
                                                                                                               -------------------

      HEALTH CARE (11.3%)
      Baxter International, Inc.                                                            1,220,650                  55,490,749
      Bristol-Myers Squibb Co.                                                                916,000                  22,826,720
*     Novartis AG, ADR                                         (a)                          1,222,400                  71,437,056
                                                                                                               -------------------
                                                                                                                      149,754,525
                                                                                                               -------------------

      INDUSTRIALS (11.7%)
      CSX Corp.                                                                             1,145,000                  37,590,350
*     General Electric Co.                                                                  1,920,250                  67,784,825
      Honeywell International, Inc.                                                         1,208,000                  49,407,200
                                                                                                               -------------------
                                                                                                                      154,782,375
                                                                                                               -------------------

      INFORMATION TECHNOLOGY (6.5%)
      Agilent Technologies, Inc.                               (b)                            413,900                  13,530,391
      Hewlett-Packard Co.                                                                   1,258,450                  46,172,531
      Motorola, Inc.                                                                        1,060,800                  26,520,000
                                                                                                               -------------------
                                                                                                                       86,222,922
                                                                                                               -------------------

      MATERIALS (4.1%)
      Imperial Chemical Industries PLC, Sponsored ADR          (a)                            930,600                  27,852,858
      Temple-Inland, Inc.                                                                     647,100                  25,948,710
                                                                                                               -------------------
                                                                                                                       53,801,568
                                                                                                               -------------------

      UTILITIES (7.9%)
      Dominion Resources, Inc.                                                                699,600                  53,512,404
      Entergy Corp.                                                                           656,450                  51,354,084
                                                                                                               -------------------
                                                                                                                      104,866,488
                                                                                                               -------------------


      Total Investments
         (Cost $1,189,071,689)                                 (c)                               97.5%              1,292,427,800(d)

      Cash and Other Assets,
         Less Liabilities                                                                         2.5                  33,367,644
                                                                                      ---------------          -------------------

      Net Assets                                                                                100.0%             $1,325,795,444
                                                                                      ===============          ===================

+     Percentages indicated are based on Fund net assets.
* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)   ADR - American Depositary Receipt.
(b)   Non-income producing security.
(c)   The cost for federal income tax purposes is $1,189,682,565.
(d) At September 30, 2006 net unrealized appreciation was $102,745,235, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $114,730,027 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,984,792.

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3.  Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.

By:   /s/  Christopher O. Blunt
      -------------------------------------
      CHRISTOPHER O. BLUNT
      President


Date: November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/  Christopher O. Blunt
      -------------------------------------
      CHRISTOPHER O. BLUNT
      President


Date: November 28, 2006


By:   /s/  Arphiela Arizmendi
      -------------------------------------
      ARPHIELA ARIZMENDI
      Treasurer and Principal Financial and
      Accounting Officer

Date: November 28, 2006